Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 237.9	$ 427.3
Work-in-process	902.1	767.8
Finished goods, including parts and subassemblies	1,797.9	1,376.9
Other	14.3	12.5
Gross Inventories	2,952.2	2,584.5
Excess of current standard costs over LIFO costs	(122.0)	(102.7)
Allowance for obsolete and excess inventory	(89.0)	(81.9)
Total inventories	$ 2,741.2	$ 2,399.9